Quarterly Holdings Report
for

Fidelity® Short Duration High Income Fund

July 31, 2020

SDH-QTLY-0920
1.969439.106

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 93.2%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp. 2.375% 3/15/24	$510,000	$467,477
Energy - 0.0%
Mesquite Energy, Inc. 15% 7/31/23 (a)(b)	12,100	12,100

TOTAL CONVERTIBLE BONDS		479,577

Nonconvertible Bonds - 92.7%
Aerospace - 0.8%
TransDigm, Inc.:
5.5% 11/15/27	535,000	507,555
6.25% 3/15/26 (c)	215,000	226,825
7.5% 3/15/27	25,000	25,500
		759,880
Automotive & Auto Parts - 0.4%
Ford Motor Credit Co. LLC:
3.219% 1/9/22	105,000	103,688
3.339% 3/28/22	80,000	80,400
4.687% 6/9/25	155,000	161,758
5.113% 5/3/29	35,000	37,319
		383,165
Banks & Thrifts - 2.7%
Ally Financial, Inc.:
3.875% 5/21/24	970,000	1,036,361
4.125% 2/13/22	1,200,000	1,245,945
Bank of America Corp. 4.2% 8/26/24	250,000	280,250
		2,562,556
Broadcasting - 2.8%
Netflix, Inc. 4.375% 11/15/26	685,000	760,610
Sirius XM Radio, Inc. 3.875% 8/1/22 (c)	1,830,000	1,864,313
		2,624,923
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	245,000	252,350
Cable/Satellite TV - 7.9%
Cablevision Systems Corp. 5.875% 9/15/22	2,145,000	2,300,513
CCO Holdings LLC/CCO Holdings Capital Corp. 4% 3/1/23 (c)	3,315,000	3,364,725
DISH DBS Corp.:
5.875% 7/15/22	1,260,000	1,329,300
6.75% 6/1/21	430,000	445,050
		7,439,588
Capital Goods - 2.6%
AECOM 5.875% 10/15/24	2,000,000	2,207,500
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	215,000	227,900
		2,435,400
Chemicals - 3.6%
Blue Cube Spinco, Inc. 9.75% 10/15/23	1,000,000	1,042,500
CF Industries Holdings, Inc.:
3.4% 12/1/21 (c)	30,000	30,557
3.45% 6/1/23	805,000	843,101
NOVA Chemicals Corp. 5.25% 8/1/23 (c)	500,000	500,000
The Chemours Co. LLC 6.625% 5/15/23	950,000	954,750
		3,370,908
Containers - 3.8%
Ball Corp.:
4% 11/15/23	300,000	319,500
5% 3/15/22	800,000	838,000
Berry Global, Inc.:
4.875% 7/15/26 (c)	175,000	184,844
5.125% 7/15/23	700,000	709,625
OI European Group BV 4% 3/15/23 (c)	950,000	957,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 3.775% 7/15/21 (c)(d)(e)	310,000	310,000
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	220,000	234,366
8.5% 8/15/27 (c)	55,000	60,225
		3,613,685
Diversified Financial Services - 1.2%
Aircastle Ltd. 4.125% 5/1/24	80,000	78,310
Capital One Financial Corp. 3.2% 1/30/23	200,000	211,855
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (c)	170,000	183,813
FLY Leasing Ltd.:
5.25% 10/15/24	295,000	238,397
6.375% 10/15/21	105,000	97,388
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27	60,000	61,800
Morgan Stanley 4.1% 5/22/23	200,000	217,422
		1,088,985
Diversified Media - 2.5%
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)	2,395,000	2,405,538
Energy - 11.3%
Citgo Petroleum Corp. 6.25% 8/15/22 (c)	650,000	653,055
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (c)(d)(e)	520,000	479,118
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,500,000	1,451,250
CVR Energy, Inc.:
5.25% 2/15/25 (c)	65,000	59,313
5.75% 2/15/28 (c)	50,000	44,765
DCP Midstream Operating LP 5.375% 7/15/25	1,400,000	1,474,228
Denbury Resources, Inc.:
7.75% 2/15/24 (c)(f)	477,000	201,036
9.25% 3/31/22 (c)(f)	465,000	196,463
EG Global Finance PLC 6.75% 2/7/25 (c)	700,000	731,360
Energy Transfer Partners LP 4.25% 3/15/23	475,000	496,551
MPLX LP 6.25% 10/15/22	135,000	136,336
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	650,000	628,875
Precision Drilling Corp.:
6.5% 12/15/21	90,584	86,055
7.75% 12/15/23	235,000	176,250
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	615,000	624,994
5.5% 2/15/26	70,000	71,750
5.875% 3/15/28	60,000	62,700
6% 4/15/27	10,000	10,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	625,000	629,688
5.125% 2/1/25	1,000,000	1,015,000
TerraForm Power Operating LLC 4.25% 1/31/23 (c)	1,350,000	1,415,205
		10,644,542
Environmental - 1.2%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	1,150,000	1,152,162
Food/Beverage/Tobacco - 5.1%
ESAL GmbH 6.25% 2/5/23 (c)	130,000	131,365
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	3,750,000	3,848,431
5.875% 7/15/24 (c)	535,000	546,034
Post Holdings, Inc.:
4.625% 4/15/30 (c)	40,000	42,100
5% 8/15/26 (c)	40,000	41,918
5.625% 1/15/28 (c)	125,000	136,600
U.S. Foods, Inc. 6.25% 4/15/25 (c)	75,000	80,438
		4,826,886
Gaming - 3.4%
MGM Mirage, Inc. 6% 3/15/23	1,000,000	1,045,000
Scientific Games Corp. 5% 10/15/25 (c)	115,000	113,994
Station Casinos LLC 5% 10/1/25 (c)	1,100,000	1,040,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (c)	500,000	468,135
Wynn Macau Ltd. 4.875% 10/1/24 (c)	500,000	495,938
		3,163,942
Healthcare - 8.2%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (c)	200,000	218,690
Centene Corp. 5.375% 8/15/26 (c)	1,100,000	1,177,000
Cigna Corp. 3.5% 6/15/24	200,000	219,272
Community Health Systems, Inc. 6.25% 3/31/23	405,000	408,038
Encompass Health Corp. 5.125% 3/15/23	255,000	256,329
HCA Holdings, Inc.:
4.75% 5/1/23	700,000	766,739
5% 3/15/24	300,000	338,051
Hologic, Inc. 4.375% 10/15/25 (c)	500,000	512,500
Mylan NV 3.15% 6/15/21	200,000	204,108
Tenet Healthcare Corp.:
5.125% 11/1/27 (c)	500,000	531,250
6.75% 6/15/23	1,165,000	1,229,075
8.125% 4/1/22	610,000	657,275
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	65,000	64,513
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (c)	53,000	53,000
9.25% 4/1/26 (c)	1,000,000	1,124,700
Vizient, Inc. 6.25% 5/15/27 (c)	20,000	21,300
		7,781,840
Homebuilders/Real Estate - 2.1%
Uniti Group, Inc. 7.875% 2/15/25 (c)	630,000	663,075
VICI Properties, Inc.:
3.5% 2/15/25 (c)	1,000,000	1,012,500
4.625% 12/1/29 (c)	285,000	299,963
		1,975,538
Leisure - 0.7%
Mattel, Inc.:
5.875% 12/15/27 (c)	10,000	10,763
6.75% 12/31/25 (c)	165,000	176,727
Studio City Co. Ltd. 7.25% 11/30/21 (c)	500,000	508,125
		695,615
Metals/Mining - 1.2%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (c)	120,000	119,925
7.25% 4/1/23 (c)	535,000	534,492
Freeport-McMoRan, Inc. 3.55% 3/1/22	40,000	41,502
Kaiser Aluminum Corp. 6.5% 5/1/25 (c)	435,000	461,100
		1,157,019
Restaurants - 3.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (c)	1,100,000	1,129,271
Golden Nugget, Inc. 6.75% 10/15/24 (c)	800,000	560,000
Yum! Brands, Inc.:
3.875% 11/1/23	1,225,000	1,269,406
7.75% 4/1/25 (c)	500,000	561,250
		3,519,927
Services - 5.1%
Aramark Services, Inc.:
5% 4/1/25 (c)	1,000,000	1,027,500
6.375% 5/1/25 (c)	1,385,000	1,463,017
CoreCivic, Inc. 5% 10/15/22	1,225,000	1,202,031
Laureate Education, Inc. 8.25% 5/1/25 (c)	1,075,000	1,147,563
		4,840,111
Super Retail - 1.2%
Netflix, Inc. 5.75% 3/1/24	1,000,000	1,122,500
Technology - 3.5%
CommScope, Inc.:
5.5% 3/1/24 (c)	100,000	103,852
6% 3/1/26 (c)	100,000	106,687
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)	260,000	261,950
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (c)	120,000	132,403
Nortonlifelock, Inc. 4.2% 9/15/20	1,900,000	1,902,375
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (c)	415,000	439,568
4.125% 6/1/21 (c)	175,000	179,813
Sensata Technologies BV 4.875% 10/15/23 (c)	155,000	162,944
		3,289,592
Telecommunications - 15.8%
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	25,000	26,695
7.5% 10/15/26 (c)	1,030,000	1,096,950
CenturyLink, Inc. 6.75% 12/1/23	600,000	665,250
Cogent Communications Group, Inc. 5.375% 3/1/22 (c)	1,375,000	1,433,438
Frontier Communications Corp. 8% 4/1/27 (c)	582,000	602,370
Intelsat Jackson Holdings SA:
8% 2/15/24 (c)	955,000	975,294
9.5% 9/30/22 (c)	1,200,000	1,311,000
Level 3 Financing, Inc. 5.625% 2/1/23	83,000	83,349
Millicom International Cellular SA 6% 3/15/25 (c)	105,000	108,019
Neptune Finco Corp. 10.875% 10/15/25 (c)	25,000	26,803
Qwest Corp. 6.75% 12/1/21	700,000	743,742
SBA Communications Corp.:
4% 10/1/22	500,000	506,750
4.875% 9/1/24	500,000	513,750
SFR Group SA:
7.375% 5/1/26 (c)	1,125,000	1,199,981
8.125% 2/1/27 (c)	160,000	178,608
Sprint Communications, Inc. 6% 11/15/22	885,000	956,782
Sprint Corp.:
7.25% 9/15/21	500,000	528,750
7.875% 9/15/23	2,280,000	2,644,800
T-Mobile U.S.A., Inc. 6.375% 3/1/25	230,000	236,104
Telecom Italia SpA 5.303% 5/30/24 (c)	1,000,000	1,117,480
		14,955,915
Utilities - 1.6%
Clearway Energy Operating LLC 5% 9/15/26	245,000	256,944
NextEra Energy Partners LP 4.25% 9/15/24 (c)	455,000	484,575
The AES Corp. 4.5% 3/15/23	108,000	108,000
Vistra Operations Co. LLC:
5% 7/31/27 (c)	225,000	240,188
5.625% 2/15/27 (c)	255,000	273,745
Williams Partners LP 3.35% 8/15/22	150,000	156,100
		1,519,552

TOTAL NONCONVERTIBLE BONDS		87,582,119

TOTAL CORPORATE BONDS
(Cost $87,400,876)		88,061,696
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Forbes Energy Services Ltd. (g)	6,468	692
Sanchez Energy Corp. (b)(g)	678	17,628
TOTAL COMMON STOCKS
(Cost $316,446)		18,320
	Principal Amount	Value

Bank Loan Obligations - 0.8%
Energy - 0.1%
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (d)(e)(f)(h)	5,000	158
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (b)(d)(h)	68,606	69,121

TOTAL ENERGY		69,279

Food & Drug Retail - 0.1%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (b)(d)(e)(h)	64,763	66,058
Gaming - 0.2%
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (d)(e)(h)	205,000	171,017
Telecommunications - 0.4%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (d)(e)(h)(i)	423,471	430,530
TOTAL BANK LOAN OBLIGATIONS
(Cost $729,883)		736,884

Preferred Securities - 0.7%
Banks & Thrifts - 0.7%
Bank of America Corp. 5.2% (d)(j)	300,000	303,000
Citigroup, Inc.:
5.95% (d)(j)	100,000	106,750
5.95% (d)(j)	10,000	9,820
Royal Bank of Scotland Group PLC 7.5% (d)(j)	225,000	224,991
TOTAL PREFERRED SECURITIES
(Cost $609,690)		644,561
	Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund 0.14%(k)
(Cost $5,445,183)	5,444,133	5,445,766
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $94,502,078)		94,907,227
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(433,727)
NET ASSETS - 100%		$94,473,500

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,100 or 0.0% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,456,960 or 49.2% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Non-income producing

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $211,735 and $215,265, respectively.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/31/23	7/10/20	$12,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,654
Total	$1,654

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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